Reconciliation of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Total income tax expense	$ 1,409	$ 1,472	$ 2,158
PRC
Income Tax Examination [Line Items]
Expected income tax expense at PRC EIT statutory rate of 25%	703	(251)	12,546
Non-deductible expenses	1,376	259	2,188
Effect of income tax rate differences in jurisdictions other than the PRC	1,227	1,141	1,184
Changes in valuation allowance	(1,530)	3,293	456
Effect of tax holiday inside PRC	$ (367)	$ (2,970)	$ (14,216)